Significant Accounting Policies - Summary Financial Information of VIEs and their Subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)		Dec. 31, 2024 CNY (¥)		Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Variable Interest Entity [Line Items]
Cash, cash equivalents and restricted cash	¥ 575,740		¥ 507,229		¥ 763,800	$ 82,330
Short-term investments	235,937		276,029			33,739
Prepaid expenses and other current assets	82,566		96,916			11,807
Total current assets	917,391		884,313			131,186
Property and equipment, net	662,178		758,215			94,690
Right-of-use assets	99,111		110,154			14,173
Long-term investments	318,791		260,083			45,587
Total non-current assets	1,129,827		1,236,850			161,564
TOTAL ASSETS	2,047,218		2,121,163			292,750
Accrued expenses and other current liabilities	366,011		404,865			52,342
Deferred revenue, current	384,334	[1]	382,047	[1]		54,959
Lease liabilities, current	9,104		8,317			1,302
Total current liabilities	759,449		801,383			108,603
Deferred revenue, non-current	200,960	[1]	534,463	[1]		28,737
Lease liabilities, non-current	129,564		137,040			18,527
Other non-current liabilities	7,392		7,309			1,057
TOTAL LIABILITIES	1,103,151		1,521,305			$ 157,751
Net revenues	978,792		1,669,295		1,369,285
Net income	255,751		525,531		716,487
Net cash generated from operating activities	6,624		834,086		619,233
Net cash (used in)/generated from investing activities	(2,179)		102,846		¥ (28,038)
VIEs
Variable Interest Entity [Line Items]
Cash, cash equivalents and restricted cash	13,281		44,943
Short-term investments	5,001		0
Prepaid expenses and other current assets	23,439		49,279
Total current assets	41,721		96,931
Property and equipment, net	139		202,781
Right-of-use assets	1,242		106,567
Long-term investments	22,933		30,285
Total non-current assets	24,972		356,974
TOTAL ASSETS	66,693		453,905
Accrued expenses and other current liabilities	102,424		228,825
Deferred revenue, current	92,472		281,776
Lease liabilities, current	354		7,780
Total current liabilities	195,250		518,381
Deferred revenue, non-current	8,917		107,441
Lease liabilities, non-current	1,085		133,994
Other non-current liabilities	100		1,415
TOTAL LIABILITIES	¥ 205,352		¥ 761,231

[1]	Amounts presented are inclusive of VAT (see VAT in Note 2).